Income Tax - Deferred tax carry forwards (Details 4) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Income Tax - Deferred Tax Carry Forwards Details 4
Tax loss carry forwards	$ 4,459	$ 853
Less: Valuation allowance	$ (4,459)	$ (853)
Total